Registration No. 333-05593
                                                      Registration No. 811-07659

DUE TO SIZE LIMITATIONS, THIS FILING IS BEING SUBMITTED IN THREE PARTS (PART ONE ACCESSION NO. 0000771726-06-000315)
(PART TWO ACCESSION NO. 0000771726-06-000316).
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 43                                   [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 162                                                 [X]


                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                   DODIE KENT
                          VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous.

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X]    On July 10, 2006 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 43 ("PEA") to the Form N-4 Registration Statement No. 333-05593 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein. Due to size limitations, we are submitting this filing in three separate amendment filings (Post-Effective Amendment Nos. 42, 42 and 43).

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 41 to the Registration Statement.

PART C

  (b) Exhibits.

4.(u)(u)(u)     Form of Endorsement No. 2006INHIRA-ACC.

  (v)(v)(v)     Form of Endorsement No. 2006INHROTH-ACC.

  (w)(w)(w)     Form of Rider No. 2006GWB.

  (x)(x)(x)     Form of Rider No. 2006EEB.

  (y)(y)(y)     Form of Rider No. 2006GMAB.

  (z)(z)(z)     Form of Rider No. 2006GMDB-AR.

  (a)(a)(b)     Form of Rider No. 2006GMDB-GR.

  (a)(a)(c)     Form of Rider No. 2006GMDBOPR.

  (a)(a)(d)     Form of Rider No. 2006GMIB.

  (a)(a)(e)     Form of Rider No. 2006GMIBOPR.

  (a)(a)(f)     Form of Data Page No. 2006DPCore.

5.(m)           Form of Application No. 2006 App 02.

  (n)           Form of Application No. 2006 App 01.

10.(j)          Powers of Attorney of Ezra Suleiman and Anthony Hamilton

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 14th day of June, 2006.




                                        SEPARATE ACCOUNT No. 49 OF
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                        By: AXA Equitable Life Insurance Company
                                                    (Depositor)


                                        By: /s/ Dodie Kent
                                           ---------------------
                                        Dodie Kent
                                        Vice President and Counsel
                                        AXA Equitable Life
                                        Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 14th day of June, 2006.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Ezra Suleiman                 Stanley B. Tulin
                                                          Anthony Hamilton




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

June 14, 2006.


DUE TO SIZE LIMITATIONS, THIS FILING IS BEING SUBMITTED IN THREE PARTS. (PART ONE ACCESSION NO. 0000771726-06-000315)
(PART TWO ACCESSION NO. 0000771726-06-000316).

                                 EXHIBIT INDEX

EXHIBIT NO.                                                         TAG VALUE
-----------                                                         ---------

4.(u)(u)(u)   Form of Endorsement No. 2006INHIRA-ACC.               EX-99.4uuu
4.(v)(v)(v)   Form of Endorsement No. 2006INHROTH-ACC.              EX-99.4vvv
4.(w)(w)(w)   Form of Rider No. 2006GWB.                            EX-99.4www
4.(x)(x)(x)   Form of Rider No. 2006EEB.                            EX-99.4xxx
4.(y)(y)(y)   Form of Rider No. 2006GMAB.                           EX-99.4yyy
4.(z)(z)(z)   Form of Rider No. 2006GMDB-AR.                        EX-99.4zzz
4.(a)(a)(b)   Form of Rider No. 2006GMDB-GR.                        EX-99.4aab
4.(a)(a)(c)   Form of Rider No. 2006GMDBOPR.                        EX-99.4aac
4.(a)(a)(d)   Form of Rider No. 2006GMIB.                           EX-99.4aad
4.(a)(a)(e)   Form of Rider No. 2006GMIBOPR.                        EX-99.4aae
4.(a)(a)(f)   Form of Data Page No. 2006DPCore.                     EX-99.4aaf
5.(m)         Form of Application No. 2006 App 02.                  EX-99.5m
5.(n)         Form of Application No. 2006 App 01.                  EX-99.5n
10.(j)        Powers of Attorney of Ezra Suleiman and
              Anthony Hamilton                                      EX-99.10j